CONCENTRATIONS AND CREDIT RISK (Tables)	6 Months Ended
Sep. 30, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
Schedule of Vendors and Accounts Payable Concentrations

Vendors and Accounts Payable Concentrations

Vendor purchase concentrations and accounts payable concentration are as follows:

	Net Purchases		Accounts Payable at
	For the Interim Period Ended September 30, 2012	For the Period from April 11, 2011 (inception) through September 30, 2011	September 30, 2012	March 31, 2012

Growers Synergy Pte. Ltd. - related party	48.3%	-%	37.3%	16.4%

Stevia Ventures Corporation	10.0%	-%	3.3%	54.1%

	58.3%	-%	40.6%	70.5%